STATEMENT OF OPERATIONS - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021
General and administrative expenses	$ 2,887,762			$ 35,004	$ 4,661,421
Loss from operations	(2,887,762)			(35,004)	(4,661,421)
Other income (expense)
Change in fair value of derivative liabilities	(8,493,810)			(10,659,080)	11,248,950
Transaction cost - derivative liabilities				(1,126,070)
Gain on marketable securities, dividends and interest held in Trust Account	10,438			20,525	80,323
Net (loss) income	$ (11,371,134)	$ (2,878,827)	$ 20,917,813	$ (11,799,629)	$ 6,667,852
Class A Ordinary Shares
Other income (expense)
Weighted average shares outstanding of ordinary shares	41,400,000				41,400,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)				$ 0.13
Class A Ordinary Shares Subject to Redemption
Other income (expense)
Weighted average shares outstanding of ordinary shares	41,400,000			7,650,000	41,400,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)			$ (0.66)	$ 0.13
Class B Ordinary Shares
Other income (expense)
Weighted average shares outstanding of ordinary shares	10,350,000				10,350,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)				$ 0.13
Class B Ordinary Shares Subject to Redemption [Member]
Other income (expense)
Weighted average shares outstanding of ordinary shares				10,350,000
Basic and diluted net (loss) income per share ordinary shares				$ (0.66)
Class B Ordinary Shares Not Subject to Redemption [Member]
Other income (expense)
Weighted average shares outstanding of ordinary shares	10,350,000				10,350,000
Basic and diluted net (loss) income per share ordinary shares	$ (0.22)				$ 0.13